Interests in associates and joint ventures - Interest in associates (Details) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Odyssey Music Group [member]
Disclosure of associates [line items]
Main co-shareholders ownership interest in associate	45
Ownership interest (as a percent)	11.00%
Investments in associates accounted for using equity method	€ 5	€ 7	€ 13
IRISnet [member]
Disclosure of associates [line items]
Main co-shareholders ownership interest in associate	53
Ownership interest (as a percent)	15.00%
Investments in associates accounted for using equity method	€ 5	5	4
Other associates [member]
Disclosure of associates [line items]
Investments in associates accounted for using equity method	€ 8	€ 3	€ 4